Earnings per share (Details) (CHF) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income/(loss) attributable to shareholders (CHF million)
Income/(loss) from continuing operations	2,181	1,389	1,978
Income/(loss) from discontinued operations, net of tax	145	(40)	(25)
Net income attributable to shareholders	2,326	1,349	1,953
Preferred securities dividends	(236)	(231)	(216)
Net income attributable to shareholders for basic earnings per share	2,090	1,118	1,737
Available for common shares	1,868	1,044	1,641
Available for unvested share-based payment awards	152	66	96
Available for mandatory convertible securities	70	8
Net income/(loss) attributable to shareholders for diluted earnings per share	2,090	1,118	1,737
Available for common shares	1,868	1,044	1,641
Available for unvested share-based payment awards	152	66	96
Available for mandatory convertible securities	70	8
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares (in shares)	1,532.9	1,320.4	1,239.3
Dilutive share options and warrants (in shares)	1.4	4.9	2.9
Dilutive share awards (in shares)	1.2	1.8	5.3
Weighted-average shares outstanding for diluted earnings per share available for common shares (in shares)	1,535.5	1,327.1	1,247.5
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards (in shares)	125.0	97.3	72.6
Weighted-average shares outstanding for basic/diluted earnings per share available for mandatory convertible securities	63.0	97.1
Basic earnings per share available for common shares (CHF)
Basic earnings per share from continuing operations (in CHF per share)	1.14	0.82	1.34
Basic earnings/(loss) per share from discontinued operations (in CHF per share)	0.08	(0.03)	(0.02)
Basic earnings per share (in CHF per share)	1.22	0.79	1.32
Diluted earnings per share available for common shares (CHF)
Diluted earnings per share from continuing operations (in CHF per share)	1.14	0.82	1.34
Diluted earnings/(loss) per share from discontinued operations (in CHF per share)	0.08	(0.03)	(0.02)
Diluted earnings per share (in CHF per share)	1.22	0.79	1.32
Weighted-average potential dilutive common shares	35.9	50.3	37.3
Bank
Net income/(loss) attributable to shareholders (CHF million)
Income/(loss) from continuing operations	1,633	2,135	1,166
Income/(loss) from discontinued operations, net of tax	145	(40)	(25)
Net income attributable to shareholders	1,778	2,095	1,141